Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 378,917,318	$ 54,937,847	¥ 1,434,806,922	¥ 1,426,899,576
Short-term investments	1,941,432,848	281,481,304	2,598,935,704
Other current assets	22,055,970	3,197,815	18,857,709
Total current assets	5,470,343,990	793,125,325	7,607,930,351
Non-current assets
Total non-current assets	1,545,908,343	224,135,642	3,339,173,681
Total assets	7,016,252,333	1,017,260,967	10,947,104,032
Current assets (including current assets of the consolidated VIEs pledged or collateralized for the VIEs' obligations of RMB728,780,079 and RMB372,874,938 (US$54,061,784) as of December 31, 2021 and December 31, 2022, respectively):
Other current liabilities	76,395,904	11,076,368	50,495,262
Total current liabilities	2,530,902,347	366,946,350	3,417,702,889
Other non-current liabilities	314,287	45,567	991,610
Total non-current liabilities	163,440,981	23,696,714	538,834,322
Total liabilities	2,694,343,328	390,643,064	3,956,537,211
Shareholders' equity
Treasury shares	559,005,216	81,048,138	485,263,213
Additional paid-in capital	4,805,240,472	696,694,379	4,671,769,821
Accumulated other comprehensive income	66,359,902	9,621,281	(187,517,110)
Retained earnings	9,109,587	1,320,766	2,991,373,063
Total shareholders' equity	4,321,909,005	626,617,903	6,990,566,821	¥ 8,375,209,137	¥ 5,491,660,291
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,016,252,333	1,017,260,967	10,947,104,032
Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	22,398	154,483
Common Class B [Member]
Shareholders' equity
Ordinary shares	49,777	7,217	49,777
Parent Company [Member]
Current assets
Cash and cash equivalents	85,823,048	12,443,172	857,888,496
Short-term investments	1,149,961,626	166,728,763	1,679,107,862
Short-term amounts due from subsidiaries (other than WFOE)	402,663,708	58,380,750	738,960,885
Other current assets	4,395,552	637,295	1,964,886
Total current assets	1,642,843,934	238,189,980	3,277,922,129
Non-current assets
Investments in subsidiaries	54,820,009	7,948,154	64,698,500
Contractual interest in the VIEs and VIEs' subsidiaries	2,978,731,315	431,875,444	3,965,065,845
Total non-current assets	3,033,551,324	439,823,598	4,029,764,345
Total assets	4,676,395,258	678,013,578	7,307,686,474
Current assets (including current assets of the consolidated VIEs pledged or collateralized for the VIEs' obligations of RMB728,780,079 and RMB372,874,938 (US$54,061,784) as of December 31, 2021 and December 31, 2022, respectively):
Short-term amounts due to subsidiaries (other than WFOE)	34,502,715	5,002,423	0
Other current liabilities	319,983,531	46,393,251	276,372,739
Total current liabilities	354,486,246	51,395,674	276,372,739
Other non-current liabilities	7	1	40,746,914
Total non-current liabilities	7	1	40,746,914
Total liabilities	354,486,253	51,395,675	317,119,653
Shareholders' equity
Treasury shares	(559,005,216)	(81,048,138)	(485,263,213)
Additional paid-in capital	4,805,240,472	696,694,379	4,671,769,821
Accumulated other comprehensive income	66,359,902	9,621,281	(187,517,110)
Retained earnings	9,109,587	1,320,766	2,991,373,063
Total shareholders' equity	4,321,909,005	626,617,903	6,990,566,821
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,676,395,258	678,013,578	7,307,686,474
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	22,398	154,483
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 49,777	$ 7,217	¥ 49,777